ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following as of December 31, 2022 and 2021:

	(in thousands)
	December 31, 2022	December 31, 2021

Accounts payable	$1,728	$2,270
Accrued expenses	542	164
Accrued interest payable	185	117
Accrued payroll	187	213
Accrued vacation	53	39
Current lease liability	92	77

Total Accounts Payable and Accrued Expenses	$2,787	$2,880